Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	1,476,916
Proposed Maximum Offering Price per Unit	106.60
Maximum Aggregate Offering Price	$ 157,439,245.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,742.36
Offering Note	On November 19, 2025, Abbott Laboratories ("Abbott" or the "Registrant") entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among Abbott, Exact Sciences Corporation ("Exact Sciences") and Badger Merger Sub I, Inc. ("Merger Sub"). On March 23, 2026, Abbott completed the acquisition of Exact Sciences pursuant to the Merger Agreement (the effective time of such acquisition, the "Effective Time"). The amount registered represents 1,476,916 common shares, without par value, of Abbott (the "Abbott Common Shares"), which represents the aggregate number of Abbott Common Shares which may be issuable upon the vesting or settlement of restricted stock units issued under the Exact Sciences Corporation 2025 Omnibus Long-Term Incentive Plan that were outstanding as of immediately prior to the Effective Time and assumed by Abbott pursuant to the Merger Agreement. The proposed maximum offering price per share and proposed maximum aggregate offering price for the Abbott Common Shares covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee. The price of $106.60 per share represents the average of the high and low sales prices of Abbott Common Shares as reported on the New York Stock Exchange on March 20, 2026. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional Abbott Common Shares to be offered or issued under the Exact Sciences Corporation 2025 Omnibus Long-Term Incentive Plan pursuant to terms which provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock dividends, stock splits, recapitalization, or other similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	28,603,540
Maximum Aggregate Offering Price	$ 28,603,540.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,950.15
Offering Note	The deferred compensation obligations are unsecured obligations of Abbott to pay deferred compensation in the future pursuant to the terms of the Exact Sciences Corporation Deferred Compensation Plan (the "Deferred Compensation Plan"), which obligations were assumed by Abbott in connection with the consummation of the transactions contemplated by the Merger Agreement. The amount of the deferred compensation obligations has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act, based upon an estimate of the amount of compensation participants may defer under the Deferred Compensation Plan.